Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income:
Sales to affiliated parties	$ 5,200	$ 4,761	$ 4,274
Expenses:
Other expenses with related parties	79	202	185
AdeS [member]
Income:
Sales to affiliated parties	592
Heineken group [member]
Income:
Sales to affiliated parties	4
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	14,959	13,608	8,823
FEMSA [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	8,878	7,773	8,328
The Coca-Cola Company [member]
Expenses:
Purchases of concentrate from The Coca-Cola Company	32,379	30,758	38,146
Advertisement expense paid to The Coca-Cola Company	2,193	1,392	2,354
Interest expense paid		11
Instituto Tecnologico Y De Estudios Superiores De Monterrey AC [member]
Expenses:
Donations to related party	127	47	1
Jugos del Valle, S.A.P.I. de C.V. [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	2,872	2,604	2,428
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	2,604	1,885	1,765
Beta San Miguel [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	651	1,827	1,349
Promotora Mexicana De Embotelladores SADeCV [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA		839	759
Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	596	804	798
Leao Alimentos e Bebidas, LTDA [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	2,654	4,010	3,448
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Expenses:
Purchases and other expenses of Coca Cola FEMSA	298	267	265
Fundacion FEMSA AC [member]
Expenses:
Donations to related party	179	2	92
Grupo Nacional Provincial SAB [member]
Expenses:
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B.			1
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Income:
Interest income received from BBVA Bancomer, S.A. de C.V.			1
BBVA Bancomer SA de CV [member]
Income:
Interest income received from BBVA Bancomer, S.A. de C.V.	180	$ 138	$ 17
Expenses:
Interest and fees paid to Bancomer	$ 168